Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 215.564.8000 www.stradley.com

Direct Dial - (215) 564-8521

December 6, 2016

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	OSI ETF Trust (The "Trust")
Registration Statement on Form N-1A
File Nos. 333-212418 and 811-23167

Dear Sir/Madam:

On behalf of the Trust, submitted herewith via the EDGAR system is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-1A for the Trust.

The Pre-Effective Amendment is being filed on behalf of the O'Shares FTSE Russell Small Cap Quality Dividend ETF, O'Shares FTSE Russell International Quality Dividend ETF, O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged), O'Shares FTSE Russell Emerging Markets Quality Dividend ETF, and O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) (each a "Fund" and, collectively, the "Funds") for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission ("SEC") on the Trust's initial Registration Statement on Form N-1A, which was filed with the SEC on July 6, 2016; and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Michael Mabry at (215) 564-8011.

Sincerely,

/s/ J. Stephen Feinour, Jr._____
J. Stephen Feinour, Jr., Esquire